Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, net [Abstract]
Schedule of Property and Equipment
Property and equipment, net, consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,661	1,582
Manufacturing equipment	614	591
Office furniture and equipment	1,449	1,422
Leasehold improvements	242	242
	3,966	3,837
Accumulated depreciation	3,466	3,292

Property and equipment, net	500	545